Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2024
C000002879
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Gabelli Gold Fund, Inc. - Class AAA
C000002881
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Gabelli Gold Fund, Inc. - Class C
Average Annual Return, Percent	13.09%		4.08%	6.81%
C000034312
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Gabelli Gold Fund, Inc. - Class I
C000002878
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Gabelli Gold Fund, Inc. - Class A
Average Annual Return, Percent	8.30%		3.63%	6.98%
Without Sales Load [Member] | C000002879
Average Annual Return [Line Items]
Average Annual Return, Percent	14.92%		4.86%	7.62%
Without Sales Load [Member] | C000002881
Average Annual Return [Line Items]
Average Annual Return, Percent	14.09%		4.08%	6.81%
Without Sales Load [Member] | C000034312
Average Annual Return [Line Items]
Average Annual Return, Percent	15.24%		5.14%	7.89%
Without Sales Load [Member] | C000002878
Average Annual Return [Line Items]
Average Annual Return, Percent	14.91%		4.86%	7.61%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%		14.53%	13.10%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%		14.53%	13.10%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%		14.53%	13.10%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%		14.53%	13.10%
Philadelphia Gold & Silver Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.80%		6.76%	8.41%
NYSE Arca Gold Miners Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.55%		5.12%	8.07%
Philadelphia Gold & Silver Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.80%		6.76%	8.41%
NYSE Arca Gold Miners Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.55%		5.12%	8.07%
Philadelphia Gold & Silver Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.80%		6.76%	8.41%
NYSE Arca Gold Miners Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.55%		5.12%	8.07%
Philadelphia Gold & Silver Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.80%		6.76%	8.41%
NYSE Arca Gold Miners Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.55%		5.12%	8.07%